Impairment charges - Summary of impairment charges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Impairment Loss Recognised Or Reversed [Line Items]
Pre-tax impairment charge	$ (132)	$ (796)	$ (249)
Total impairment charge net of reversals in the financial information by business unit	(132)	(796)	(249)
Taxation (including related to EAUs)	25	141	66
Non-controlling interests	3	174
Total impairment in the income statement	(104)	(481)	(183)
Impairment charges, Tax	25
Impairment charges, Non-controlling interests	3
Impairment charge, net amount	(104)
Intangible assets [Member]
Disclosure Of Impairment Loss Recognised Or Reversed [Line Items]
Pre-tax impairment charge	(2)	(357)	(1)
Property, plant and equipment [member]
Disclosure Of Impairment Loss Recognised Or Reversed [Line Items]
Pre-tax impairment charge	(130)	(435)	(248)
Other assets and liabilities [member]
Disclosure Of Impairment Loss Recognised Or Reversed [Line Items]
Pre-tax impairment charge		(4)
Aluminium [Member] | ISAL Smelter [member]
Disclosure Of Impairment Loss Recognised Or Reversed [Line Items]
Pre-tax impairment charge	(123)
Impairment charges, Tax	25
Impairment charge, net amount	(98)
Energy & Minerals [Member] | Roughrider [member]
Disclosure Of Impairment Loss Recognised Or Reversed [Line Items]
Pre-tax impairment charge		(357)
Energy & Minerals [Member] | Rossing [member]
Disclosure Of Impairment Loss Recognised Or Reversed [Line Items]
Pre-tax impairment charge	(9)	(267)
Impairment charges, Non-controlling interests	3
Impairment charge, net amount	$ (6)
Copper & Diamonds [member] | Argyle Diamond Mine [member]
Disclosure Of Impairment Loss Recognised Or Reversed [Line Items]
Pre-tax impairment charge		$ (172)	(241)
Other operations [Member]
Disclosure Of Impairment Loss Recognised Or Reversed [Line Items]
Pre-tax impairment charge			$ (8)